Decommissioning Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Summary of Decommissioning Provision
The aggregate carrying amount of the obligation is:

Total
As at December 31, 2021	3,906
Liabilities Incurred	6
Liabilities Settled	(75)
Liabilities Disposed	(84)
Change in Estimated Future Cash Flows	2
Change in Discount Rate	(1,050)
Unwinding of Discount on Decommissioning Liabilities (Note 5)	89
Foreign Currency Translation	(6)
As at June 30, 2022	2,788